Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of comprehensive income (loss)
	As of December 31,

	2018	2017

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(232)	$(208)
Tax effect	49	43
Net unrealized losses on securities available-for-sale	(183)	(165)

Accumulated other comprehensive loss	$(183)	$(165)

Schedule of basic and diluted earnings per share
	Year Ended
	December 31,
(In thousands, except per share data)	2018	2017
Basic and Diluted Earnings Per Common Share
Net income available to common stockholders	$135	$211
Weighted average basic common shares outstanding	1,851	1,899
Weighted average diluted common shares outstanding	1,853	1,899
Earnings per common share – basic and diluted	$0.07	$0.11